Right-of-Use assets - Summary of Lease Expenses (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of quantitative information about right-of-use assets [abstract]
Interest expenses on lease liabilities	₨ 894	₨ 798	₨ 914
Rent expense recognized under facility expenses pertaining to: Leases of low-value assets	150	53	44
Rent expense recognized under facility expenses pertaining to: Leases with less than twelve months of lease term	2,392	1,876	2,085
Total	₨ 3,436	₨ 2,727	₨ 3,043